Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 3,128,599	$ 3,241,087
Work in progress	1,876,800	2,449,175
Finished goods	666,405	753,560
Goods in transit	399,304	165,862
Other consumables	44,311	36,886
Inventories provision	(1,247,384)	(1,069,201)	$ (862,736)
Total inventories, net	$ 4,868,035	$ 5,577,369